Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Michael D Mabry

Partner

mmabry@stradley.com

215.564.8011

August 4, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 163

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Money Market Funds Prospectus and (ii) Money Market Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 163 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 163 to the Trust’s registration statement was filed with the Commission via EDGAR on July 28, 2021 (Accession No. 0001193125-21-227397) with an effective date of July 31, 2021.

Please direct any comments to the undersigned at (215) 564-8011, or, in my absence, Jamie M. Gershkow at (212) 404-0654.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

cc:	Peter K. Ewing

Kevin P. O’Rourke

Randal E. Rein

Jose J. Del Real, Esq.

Jamie M. Gershkow, Esq.

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